ACCOUNTS RECEIVABLE, NET (Details) - USD ($)	Mar. 31, 2024	Sep. 30, 2023
ACCOUNTS RECEIVABLE, NET
Trade accounts receivable	$ 785,519	$ 1,981,545
Less: allowances for doubtful accounts	(68,115)	(5,829)
Accounts receivable, net	$ 717,404	$ 1,975,716